Equity Incentive Plan (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of defined benefit plans [line items]
Trade and other payables of equity	$ 12,400	$ 10,500
Debt equity	14,600	15,400
Incentive Plan [Member]
Disclosure of defined benefit plans [line items]
Accrued amount of equity	82,100	77,200	$ 64,200
Total cost of equity	$ 6,400	$ 16,500	$ 16,400